Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings
25.	Borrowings
Borrowings as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	1.50~1.50	~~W~~	3,106,011	1.00~1.00	~~W~~	3,574,907
Others	0.00~5.72		23,869,254	0.00~5.22		21,974,367

			26,975,265			25,549,274

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00~0.00		30,837	0.00~0.00		54,293
Borrowings from banks	0.00~16.25		7,591,181	0.00~19.50		10,870,815
Others	0.00~16.75		2,713,165	1.53~14.83		2,545,755

			10,335,183			13,470,863

Call money	0.29~4.97		1,197,823	0.70~4.20		1,437,100
Bill of sale	0.00~3.23		8,872	0.00~2.79		11,887
Bonds sold under repurchase agreements	0.00~5.45		11,542,956	0.00~3.90		14,988,698
Deferred origination costs			(139,726)			(62,988)

		~~W~~	49,920,373		~~W~~	55,394,834